Special Charges (Tables)	12 Months Ended
Jan. 02, 2016
2016 Initiatives [Member]
Restructuring Cost and Reserve [Line Items]
Summary of Activity Related to Special Charge Restructuring Accrual
A summary of the activity related to the 2016 Initiatives accrual is as follows (in millions):

	Employee Termination Costs	Inventory Charges	Fixed Asset Charges	Other Restructuring Costs	Total
Balance at January 3, 2015	$—	$—	$—	$—	$—
Cost of sales special charges	9	1	1	1	12
Special charges	22	—	—	—	22
Non-cash charges used	—	(1)	(1)	—	(2)
Cash payments	(2)	—	—	(1)	(3)
Balance at January 2, 2016	$29	$—	$—	$—	$29

Manufacturing and Supply Optimization Plan [Member]
Restructuring Cost and Reserve [Line Items]
Summary of Activity Related to Special Charge Restructuring Accrual
A summary of the activity related to the Manufacturing and Supply Chain Optimization Plan accrual is as follows (in millions):

	Employee Termination Costs	Inventory Charges	Fixed Asset Charges	Other Restructuring Costs	Total
Balance at December 28, 2013	$—	$—	$—	$—	$—
Cost of sales special charges	7	—	—	—	7
Special charges	12	—	5	8	25
Non-cash charges used	—	—	(5)	—	(5)
Cash payments	(5)	—	—	(2)	(7)
Balance at January 3, 2015	14	—	—	6	20
Cost of sales special charges	4	3	15	7	29
Special charges	20	—	—	29	49
Non-cash charges used	—	(3)	(15)	—	(18)
Cash payments	(27)	—	—	(35)	(62)
Foreign exchange rate impact	—	—	—	(1)	(1)
Balance at January 2, 2016	$11	$—	$—	$6	$17

2012 Business Realignment Restructuring Plan [Member]
Restructuring Cost and Reserve [Line Items]
Summary of Activity Related to Special Charge Restructuring Accrual
A summary of the activity related to the 2012 Business Realignment Plan accrual during fiscal years 2015, 2014 and 2013 is as follows (in millions):

	Employee Termination Costs	Inventory Charges	Fixed Asset Charges	Other Restructuring Costs	Total
Balance at December 29, 2012	$58	$—	$—	$8	$66
Cost of sales special charges	—	30	—	5	35
Special charges	75	—	13	97	185
Non-cash charges used	—	(30)	(13)	(4)	(47)
Cash payments	(79)	—	—	(73)	(152)
Balance at December 28, 2013	54	—	—	33	87
Cost of sales special charges	8	8	13	1	30
Special charges	36	—	7	35	78
Non-cash charges used	—	(8)	(20)	—	(28)
Cash payments	(69)	—	—	(56)	(125)
Foreign exchange rate impact	(3)	—	—	(1)	(4)
Balance at January 3, 2015	26	—	—	12	38
Cost of sales special charges	2	3	—	—	5
Special charges	2	—	2	5	9
Non-cash charges used	—	(3)	(2)	—	(5)
Cash payments	(25)	—	—	(10)	(35)
Foreign exchange rate impact	(2)	—	—	—	(2)
Balance at January 2, 2016	$3	$—	$—	$7	$10

2011 Restructuring Plan [Member]
Restructuring Cost and Reserve [Line Items]
Summary of Activity Related to Special Charge Restructuring Accrual
A summary of the activity related to the 2011 Restructuring Plan accrual during fiscal years 2015, 2014 and 2013 is as follows (in millions):

	Employee Termination Costs	Inventory Charges	Fixed Asset Charges	Other Restructuring Costs	Total
Balance at December 29, 2012	$25	$—	$—	$17	$42
Special charges	5	—	1	18	24
Non-cash charges used	—	—	(1)	—	(1)
Cash payments	(21)	—	—	(29)	(50)
Balance at December 28, 2013	9	—	—	6	15
Cash payments	(9)	—	—	(4)	(13)
Balance at January 3, 2015	—	—	—	2	2
Special charges	—	—	—	(1)	(1)
Cash payments	—	—	—	(1)	(1)
Balance at January 2, 2016	$—	$—	$—	$—	$—